Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Revenues	$ 6,062,778	$ 8,077,143	$ 18,910,122
Cost of Goods Sold	5,044,093	6,098,902	13,809,993
Gross Profit	1,018,685	1,978,241	5,100,129
Expenses
Office and administration	1,701,723	2,076,460	1,547,182
Management compensation	544,014	717,369	727,217
Research	1,572,714	704,868	783,680
Marketing	554,458	587,553	730,389
Travel	430,304	526,451	445,555
Accounting and legal	370,495	357,876	239,581
Share-based expense	469,187	285,745	672,533
Consulting	251,055	246,501	421,869
Investor relations	84,000	84,000	84,000
Foreign exchange (gain) loss	(115,643)	(128,073)	584,162
Amortization	17,088	3,024	3,024
Bad debts	82,042	0	0
Total Expenses	5,961,437	5,461,774	6,239,192
Income (Loss) Before the Following	(4,942,752)	(3,483,533)	(1,139,063)
Interest income	3,875	28,755	30,809
Write-off of intangible assets	0	0	(298,484)
Write-off of inventory	(197,729)	0	0
Write-off of property, plant and equipment	(29,601)	0	0
Income (Loss) Before Taxes	(5,166,207)	(3,454,778)	(1,406,738)
Income Tax Expense (Recovery)
Current	22,137	(1,248,551)	1,191,020
Deferred	(172,433)	259,365	(86,932)
Income tax expense (recovery)	(150,296)	(989,186)	1,104,088
Net Income (Loss) and Comprehensive Income (Loss) for the Year	$ (5,015,911)	$ (2,465,592)	$ (2,510,826)
Basic Earnings (Loss) Per Share	$ (0.11)	$ (0.05)	$ (0.05)
Diluted Earnings (Loss) Per Share	$ (0.11)	$ (0.05)	$ (0.05)
Weighted average ordinary shares and adjusted weighted average ordinary shares
Basic	46,848,053	46,215,861	45,779,903
Diluted	46,848,053	46,215,861	45,779,903